FEDERATED INSURANCE SERIES
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 13, 2009

EDGAR Operations Branch
Securities and Exchange Commission
Office of Insurance Products
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED INSURANCE SERIES (the “Trust”)
Federated American Leaders Fund II
Primary Shares
Service Shares
Federated Market Opportunity Fund II
Service Shares
1933 Act File No. 33-69268
1940 Act File No. 811-8042

Dear Sir or Madam:

Post-Effective Amendment No. 50 under the Securities Act of 1933 and Amendment No. 51 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.  This filing has been electronically redlined to indicate changes from the Trust's currently effective Registration Statement.
As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective April 15, 2009 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933.  A Rule 485(a) filing is being made to change the name of Federated American Leaders Fund II to Federated Clover Value Fund II and to make material changes to the investment strategy, securities and risk.  This is filing is also being made to make material changes to the investment strategy, securities and risks of Federated Market Opportunity Fund II.  We respectfully request SEC comments on this Registration Statement within 45 days of this filing.

This Trust may be marketed through banks, savings associations or credit unions.

The Registrant has indicated that financial statements will be filed by amendment.  The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on or about April 15, 2009, to become effective on April 15, 2009 simultaneously with the effectiveness of the Registrant’s Rule 485(a) effective amendment.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges the staff’s view that: the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (412) 288-7574.

Very truly yours,

/s/ M. Allison Miller
M. Allison Miller
Senior Paralegal
Enclosures